Events occurring after the reporting period	9 Months Ended
Mar. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

In May 2021, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to October 1, 2021. Presentation at March 31, 2021 has not been changed as a result of this amendment.

There were no events that have occurred after March 31, 2021 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.